Fair Value - Fair Value of Assets and Liabilities (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		$ 81,085	$ 178,131	$ 363,901
Marketable equity securities		26,754		35,600
Debt securities, at fair value		96,833		348,342
Fair Value				323,243
Other assets—derivative assets		33,558	29,679	10,152
Other assets—derivative assets			29,742
Other liabilities—derivative liabilities		132,808	304,678	204,848
Contingent consideration—THL Hotel Portfolio (Note 3)		8,903	9,312	7,419
Due to affiliates—contingent consideration for Internalization		0		23,534
Derivative liability			304,714
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		0	0	0
Other assets—derivative assets		0		0
Other assets—derivative assets			0
Other liabilities—derivative liabilities		0		0
Contingent consideration—THL Hotel Portfolio (Note 3)		0	0	0
Derivative liability			0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		0	0	0
Other assets—derivative assets		33,558		10,152
Other assets—derivative assets			29,742
Other liabilities—derivative liabilities		132,808		204,848
Contingent consideration—THL Hotel Portfolio (Note 3)		0	0	0
Derivative liability			304,714
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		81,085	178,131	363,901
Other assets—derivative assets		0		0
Other assets—derivative assets			0
Other liabilities—derivative liabilities		0		0
Contingent consideration—THL Hotel Portfolio (Note 3)		8,903	9,312	7,419
Derivative liability			0
CMBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, at fair value		32,706	21,139	25,099
Fair Value				147,945
CMBS | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, at fair value		0	0	0
Fair Value				0
CMBS | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, at fair value		32,706	21,139	25,099
Fair Value				0
CMBS | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, at fair value		0	0	0
Fair Value				147,945
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				66,983
Other securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				0
Other securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				0
Other securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				66,983
N-Star CDO bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		64,127	64,410	90,933
N-Star CDO bonds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0	0	0
N-Star CDO bonds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0	0	0
N-Star CDO bonds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		64,127	64,410	90,933
CMBS and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				17,382
CMBS and other securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				0
CMBS and other securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				0
CMBS and other securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value				17,382
Equity securities of consolidated fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable equity securities		36,438	131,226
Debt securities, at fair value		26,754		35,600
Equity securities of consolidated fund | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable equity securities		36,438	131,226
Debt securities, at fair value				35,600
Equity securities of consolidated fund | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable equity securities		0	0
Debt securities, at fair value		0		0
Equity securities of consolidated fund | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable equity securities		0	0
Debt securities, at fair value		$ 0		0
Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to affiliates—contingent consideration for Internalization				20,650
Contingent consideration | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to affiliates—contingent consideration for Internalization				0
Contingent consideration | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to affiliates—contingent consideration for Internalization				0
Colony NorthStar | Class A Common Stock | Affiliated Entity | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares contingent upon achievement of performance targets (shares) | shares		1,290,000
Colony NorthStar | Class B Common Stock | Affiliated Entity | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares contingent upon achievement of performance targets (shares) | shares		115,226
Colony NorthStar | OP Units | Affiliated Entity | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares contingent upon achievement of performance targets (shares) | shares		4,400,000
Loans receivable—securitized loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans				45,423
Loans receivable—securitized loans | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans				0
Loans receivable—securitized loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans				0
Loans receivable—securitized loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans				45,423
Securitization bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt—securitization bonds payable				44,542
Securitization bonds payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt—securitization bonds payable				0
Securitization bonds payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt—securitization bonds payable				0
Securitization bonds payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt—securitization bonds payable				44,542
Discounted cash flows | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration—THL Hotel Portfolio (Note 3)		$ 8,903		7,419
Discounted cash flows | N-Star CDO bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		64,127	64,410	90,933
Discounted cash flows | Private funds and other | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans		5,908	5,354	204,774
Discounted cash flows | Other investment ventures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans		21,831	18,569	26,408
Multiple | Other investment ventures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans		$ 25,000	$ 25,000
Measurement input		5.8	5.5
Monte Carlo simulation | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to affiliates—contingent consideration for Internalization				20,650
Recent Transaction Price | Other investment ventures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable—securitized loans		$ 28,346	$ 129,208	$ 132,719
Recurring | Contingent consideration | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer out of liabilities into equity		12,539
Transfers out of Level 3		$ 6,381
Discount rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.200	0.200	0.200
Discount rate | N-Star CDO bonds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.216	0.222	0.24
Discount rate | Minimum | N-Star CDO bonds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.136	0.137	0.108
Discount rate | Maximum | N-Star CDO bonds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.565	0.662	0.874
Discount rate | Private funds and other | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.146
Discount rate | Private funds and other | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.110
Discount rate | Private funds and other | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.200
Discount rate | Other investment ventures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.175	0.185	0.142
Discount rate | Other investment ventures | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.091	0.148	0.088
Discount rate | Other investment ventures | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.184	0.195	0.148
Benchmark FFO volatility | Contingent consideration | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.118
Equity volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.187
Correlation | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.800
Common Stock | Contingent consideration | Class A Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of additional shares to be paid (in shares) | shares	15,000
Common Stock | Contingent consideration | Class B Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of additional shares to be paid (in shares) | shares	40,000
Senior Management | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to affiliates—contingent consideration for Internalization		$ 0		$ 20,650
Senior Management | Recurring | Contingent consideration | Contingent consideration | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3	$ 6,400
Senior Management | Common Stock And OP Units | Affiliated Entity | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer out of liabilities into equity	$ 12,500
Settlement Of Contingent Consideration | OP Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Units issued (in units) | shares	1,950,000